Acruence Active Hedge U.S. Equity ETF

SCHEDULE OF INVESTMENTS at June 30, 2022 (Unaudited)

Common Stocks - 97.0%	Shares	Value
Advertising - 0.0% (4)
Omnicom Group, Inc.	120	$7,633

Aerospace & Defense - 1.7%
General Dynamics Corp.	115	25,444
L3Harris Technologies, Inc.	104	25,137
Lockheed Martin Corp.	121	52,025
Northrop Grumman Corp.	72	34,457
Raytheon Technologies Corp.	727	69,872
Teledyne Technologies, Inc. (1)	25	9,378
The Boeing Co. (1)	269	36,778
TransDigm Group, Inc. (1)	29	15,563
		268,654
Agriculture - 0.9%
Altria Group, Inc.	922	38,512
Archer-Daniels-Midland Co.	285	22,116
Philip Morris International, Inc.	762	75,240
		135,868
Airlines - 0.2%
Delta Air Lines, Inc. (1)	342	9,908
Southwest Airlines Co. (1)	293	10,583
United Airlines Holdings, Inc. (1)	165	5,844
		26,335
Apparel - 0.5%
Nike, Inc. - Class B	632	64,591
VF Corp.	167	7,376
		71,967
Auto Manufacturers - 2.2%
Cummins, Inc.	79	15,289
Ford Motor Co.	2,034	22,638
General Motors Co. (1)	730	23,185
PACCAR, Inc.	182	14,986
Tesla, Inc. (1)	406	273,408
		349,506
Auto Parts & Equipment - 0.1%
Aptiv PLC (1)	147	13,093

Banks - 4.5%
Bank of America Corp.	3,502	109,017
Citigroup, Inc.	983	45,208
Citizens Financial Group, Inc.	258	9,208
Fifth Third Bancorp	360	12,096
First Republic Bank	101	14,564
Huntington Bancshares, Inc.	756	9,095
JPMorgan Chase & Co.	1,446	162,834
KeyCorp	528	9,097
M&T Bank Corp.	94	14,983
Morgan Stanley	677	51,493
Northern Trust Corp.	117	11,288
Regions Financial Corp.	483	9,056
Signature Bank	35	6,272
State Street Corp.	196	12,083
SVB Financial Group (1)	30	11,850
The Bank of New York Mellon Corp.	373	15,558
The Goldman Sachs Group, Inc.	167	49,602
The PNC Financial Services Group, Inc.	210	33,132
Truist Financial Corp.	669	31,731
U.S. Bancorp	673	30,972
Wells Fargo & Co.	1,920	75,206
		724,345
Beverages - 1.7%
Constellation Brands, Inc. - Class A	89	20,743
Monster Beverage Corp. (1)	196	18,169
PepsiCo, Inc.	683	113,829
The Coca-Cola Co.	1,908	120,032
		272,773
Biotechnology - 1.6%
Amgen, Inc.	278	67,638
Biogen, Inc. (1)	79	16,111
Corteva, Inc.	365	19,761
Gilead Sciences, Inc.	614	37,951
Illumina, Inc. (1)	81	14,933
Moderna, Inc. (1)	182	25,999
Regeneron Pharmaceuticals, Inc. (1)	54	31,921
Vertex Pharmaceuticals, Inc. (1)	129	36,351
		250,665
Building Materials - 0.3%
Carrier Global Corp.	467	16,653
Johnson Controls International PLC	376	18,003
Martin Marietta Materials, Inc.	35	10,474
Vulcan Materials Co.	72	10,231
		55,361
Chemicals - 1.7%
Air Products and Chemicals, Inc.	111	26,693
Albemarle Corp.	66	13,793
Celanese Corp.	58	6,821
CF Industries Holdings, Inc.	119	10,202
Dow, Inc.	380	19,612
DuPont de Nemours, Inc.	259	14,395
Ecolab, Inc.	126	19,374
FMC Corp.	73	7,812
International Flavors & Fragrances, Inc.	134	15,962
Linde PLC	255	73,320
LyondellBasell Industries NV	146	12,769
PPG Industries, Inc.	124	14,178
The Mosaic Co.	204	9,635
The Sherwin-Williams Co.	123	27,541
		272,107
Commercial Services - 1.7%
Automatic Data Processing, Inc.	203	42,638
Cintas Corp.	49	18,303
Equifax, Inc.	62	11,332
FleetCor Technologies, Inc. (1)	48	10,085
Gartner, Inc. (1)	47	11,366
Global Payments, Inc.	152	16,817
Moody's Corp.	84	22,846
PayPal Holdings, Inc. (1)	576	40,228
Quanta Services, Inc.	76	9,526
S&P Global, Inc.	175	58,986
United Rentals, Inc. (1)	41	9,959
Verisk Analytics, Inc.	88	15,232
		267,318
Computers - 8.0%
Accenture PLC - Class A	311	86,349
Apple, Inc.	7,506	1,026,220
Cognizant Technology Solutions Corp.	273	18,425
EPAM Systems, Inc. (1)	33	9,728
Fortinet, Inc. (1)	365	20,652
Hewlett Packard Enterprise Co.	666	8,831
HP, Inc.	544	17,832
International Business Machines Corp.	444	62,689
Leidos Holdings, Inc.	79	7,956
NetApp, Inc.	120	7,829
Seagate Technology Holdings PLC	123	8,787
Western Digital Corp. (1)	188	8,428
		1,283,726
Cosmetics & Personal Care - 1.4%
Colgate-Palmolive Co.	421	33,739
The Estee Lauder Company, Inc.	116	29,542
The Procter & Gamble Co.	1,165	167,515
		230,796
Distribution & Wholesale - 0.3%
Copart, Inc. (1)	118	12,822
Fastenal Co.	284	14,177
Pool Corp.	22	7,727
W.W. Grainger, Inc.	23	10,452
		45,178
Diversified Financial Services - 3.6%
American Express Co.	299	41,447
Ameriprise Financial, Inc.	57	13,548
BlackRock, Inc.	71	43,242
Capital One Financial Corp.	202	21,046
CME Group, Inc. - Class A	179	36,641
Discover Financial Services	148	13,998
Intercontinental Exchange, Inc.	278	26,143
Mastercard, Inc. - Class A	422	133,133
Nasdaq, Inc.	63	9,610
Raymond James Financial, Inc.	107	9,567
Synchrony Financial	256	7,071
T. Rowe Price Group, Inc.	128	14,542
The Charles Schwab Corp.	761	48,080
Visa, Inc. - Class A	811	159,678
		577,746
Electric - 2.9%
Alliant Energy Corp.	141	8,264
Ameren Corp.	131	11,837
American Electric Power Co., Inc.	258	24,753
CenterPoint Energy, Inc.	333	9,850
CMS Energy Corp.	150	10,125
Consolidated Edison, Inc.	195	18,544
Constellation Energy Corp.	188	10,765
Dominion Energy, Inc.	416	33,201
DTE Energy Co.	106	13,436
Duke Energy Corp.	390	41,812
Edison International	204	12,901
Entergy Corp.	102	11,489
Evergy, Inc.	127	8,287
Eversource Energy	175	14,782
Exelon Corp.	517	23,430
FirstEnergy Corp.	293	11,248
NextEra Energy, Inc.	967	74,904
PPL Corp.	415	11,259
Public Service Enterprise Group, Inc.	258	16,326
Sempra Energy	162	24,344
The Southern Co.	539	38,436
WEC Energy Group, Inc.	170	17,109
Xcel Energy, Inc.	285	20,167
		467,269
Electrical Components & Equipment - 0.2%
AMETEK, Inc.	126	13,846
Emerson Electric Co.	310	24,658
		38,504
Electronics - 1.1%
Agilent Technologies, Inc.	162	19,241
Amphenol Corp.	307	19,765
Fortive Corp.	193	10,495
Garmin Ltd.	81	7,958
Honeywell International, Inc.	338	58,748
Keysight Technologies, Inc. (1)	90	12,407
Mettler-Toledo International, Inc. (1)	13	14,934
TE Connectivity Ltd.	168	19,009
Trimble, Inc. (1)	131	7,628
		170,185
Energy - Alternate Sources - 0.1%
Enphase Energy, Inc. (1)	67	13,081

Engineering & Construction - 0.0% (4)
Jacobs Engineering Group, Inc.	63	8,009

Environmental Control - 0.3%
Republic Services, Inc.	114	14,919
Waste Management, Inc.	194	29,678
		44,597
Food - 1.2%
Conagra Brands, Inc.	293	10,032
General Mills, Inc.	306	23,088
Hormel Foods Corp.	140	6,630
Kellogg Co.	139	9,916
McCormick & Co., Inc.	131	10,906
Mondelez International, Inc.	687	42,656
Sysco Corp.	270	22,872
The Hershey Co.	76	16,352
The J.M. Smucker Co.	63	8,065
The Kraft Heinz Co.	388	14,798
The Kroger Co.	338	15,998
Tyson Foods, Inc. - Class A	149	12,823
		194,136
Forest Products & Paper - 0.0% (4)
International Paper Co.	213	8,910

Gas - 0.0% (4)
Atmos Energy Corp.	74	8,295

Hand & Machine Tools - 0.0% (4)
Stanley Black & Decker, Inc.	89	9,333

Healthcare - Products - 3.8%
Abbott Laboratories	864	93,874
Align Technology, Inc. (1)	38	8,993
Baxter International, Inc.	253	16,250
Bio-Techne Corp.	24	8,319
Boston Scientific Corp. (1)	736	27,431
Danaher Corp.	312	79,098
Edwards Lifesciences Corp. (1)	317	30,144
Hologic, Inc. (1)	138	9,563
IDEXX Laboratories, Inc. (1)	42	14,731
Intuitive Surgical, Inc. (1)	183	36,730
Medtronic PLC	664	59,594
PerkinElmer, Inc.	67	9,529
ResMed, Inc.	77	16,141
STERIS PLC	54	11,132
Stryker Corp.	170	33,818
The Cooper Company, Inc.	30	9,394
Thermo Fisher Scientific, Inc.	195	105,940
Waters Corp. (1)	35	11,584
West Pharmaceutical Services, Inc.	38	11,490
Zimmer Biomet Holdings, Inc.	117	12,292
		606,047
Healthcare - Services - 2.7%
Catalent, Inc. (1)	105	11,265
Centene Corp. (1)	303	25,637
Elevance Health, Inc.	122	58,875
HCA Healthcare, Inc.	121	20,335
Humana, Inc.	65	30,425
IQVIA Holdings, Inc. (1)	101	21,916
Laboratory Corp of America Holdings	51	11,952
Molina Healthcare, Inc. (1)	31	8,668
Quest Diagnostics, Inc.	61	8,112
UnitedHealth Group, Inc.	459	235,756
		432,941
Home Builders - 0.1%
D.R. Horton, Inc.	167	11,054
Lennar Corp. - Class A	136	9,597
		20,651
Household Products & Wares - 0.3%
Church & Dwight Co., Inc.	134	12,416
Kimberly-Clark Corp.	179	24,192
The Clorox Co.	64	9,023
		45,631
Insurance - 3.6%
Aflac, Inc.	317	17,540
American International Group, Inc.	420	21,475
Aon PLC	106	28,586
Arthur J Gallagher & Co.	112	18,260
Berkshire Hathaway, Inc. - Class B (1)	889	242,715
Brown & Brown, Inc.	143	8,343
Chubb Ltd.	213	41,871
Cincinnati Financial Corp.	81	9,637
Marsh & McLennan Company, Inc.	252	39,123
MetLife, Inc.	351	22,039
Principal Financial Group, Inc.	121	8,082
Prudential Financial, Inc.	198	18,945
The Allstate Corp.	142	17,996
The Hartford Financial Services Group, Inc.	186	12,170
The Progressive Corp.	291	33,834
The Travelers Company, Inc.	123	20,803
Willis Towers Watson PLC	65	12,830
		574,249
Internet - 8.7%
Alphabet, Inc. - Class A (1)	146	318,172
Alphabet, Inc. - Class C (1)	135	295,306
Amazon.com, Inc. (1)	4,243	450,649
Booking Holdings, Inc. (1)	21	36,729
CDW Corp.	76	11,974
eBay, Inc.	323	13,459
Expedia Group, Inc. - Class A (1)	75	7,112
Match Group, Inc. (1)	162	11,290
Meta Platforms, Inc. - Class A (1)	1,133	182,696
Netflix, Inc. (1)	226	39,521
Twitter, Inc. (1)	411	15,367
VeriSign, Inc. (1)	57	9,538
		1,391,813
Iron & Steel - 0.1%
Nucor Corp.	147	15,348

Leisure Time - 0.1%
Carnival Corp. (1)	476	4,118
Royal Caribbean Cruises Ltd. (1)	118	4,119
		8,237
Lodging - 0.3%
Hilton Worldwide Holdings, Inc.	141	15,713
Marriott International, Inc.	142	19,313
MGM Resorts International	208	6,022
		41,048
Machinery - Construction & Mining - 0.3%
Caterpillar, Inc.	273	48,801

Machinery - Diversified - 0.7%
Deere & Co.	142	42,525
Dover Corp.	76	9,220
Ingersoll Rand, Inc.	211	8,879
Otis Worldwide Corp.	224	15,830
Rockwell Automation, Inc.	61	12,158
Westinghouse Air Brake Technologies Corp.	89	7,305
Xylem, Inc.	103	8,053
		103,970
Media - 1.5%
Charter Communications, Inc. - Class A (1)	59	27,643
Comcast Corp. - Class A	2,214	86,877
FactSet Research Systems, Inc.	22	8,461
The Walt Disney Co. (1)	895	84,488
ViacomCBS, Inc. - Class B	365	9,008
Warner Bros Discovery, Inc. (1)	1,155	15,500
		231,977
Mining - 0.3%
Freeport-McMoRan, Inc.	761	22,267
Newmont Corp.	398	23,749
		46,016
Miscellaneous Manufacturers - 1.0%
3M Co.	290	37,529
Eaton Corp PLC	203	25,576
General Electric Co.	541	34,445
Illinois Tool Works, Inc.	143	26,062
Parker-Hannifin Corp.	68	16,731
Trane Technologies PLC	123	15,974
		156,317
Office & Business Equipment - 0.1%
Zebra Technologies Corp. (1)	31	9,112

Oil & Gas - 3.7%
Chevron Corp.	950	137,541
ConocoPhillips	642	57,658
Coterra Energy, Inc.	458	11,812
Devon Energy Corp.	319	17,580
Diamondback Energy, Inc.	96	11,630
EOG Resources, Inc.	294	32,469
Exxon Mobil Corp.	2,070	177,275
Hess Corp.	146	15,467
Marathon Oil Corp.	445	10,004
Marathon Petroleum Corp.	300	24,663
Occidental Petroleum Corp.	466	27,438
Phillips 66	229	18,776
Pioneer Natural Resources Co.	115	25,654
Valero Energy Corp.	207	22,000
		589,967
Oil & Gas Services - 0.3%
Baker Hughes Co. - Class A	491	14,175
Halliburton Co.	438	13,736
Schlumberger NV	714	25,532
		53,443
Packaging & Containers - 0.2%
Amcor PLC	774	9,621
Ball Corp.	165	11,347
Packaging Corp of America	54	7,425
		28,393
Pharmaceuticals - 6.7%
AbbVie, Inc.	869	133,096
AmerisourceBergen Corp.	77	10,894
Becton Dickinson and Co.	145	35,747
Bristol-Myers Squibb Co.	1,068	82,236
Cardinal Health, Inc.	153	7,997
Cigna Corp.	158	41,636
CVS Health Corp.	648	60,044
Dexcom, Inc. (1)	197	14,682
Eli Lilly & Co.	389	126,125
Johnson & Johnson	1,284	227,923
McKesson Corp.	76	24,792
Merck & Co., Inc.	1,235	112,595
Pfizer, Inc.	2,764	144,917
Zoetis, Inc.	237	40,738
		1,063,422
Pipelines - 0.3%
Kinder Morgan, Inc.	974	16,324
ONEOK, Inc.	235	13,043
The Williams Company, Inc.	639	19,943
		49,310
Real Estate - 0.1%
CBRE Group, Inc. (1)	175	12,882

Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.	81	11,747
American Tower Corp.	228	58,275
AvalonBay Communities, Inc.	75	14,569
Boston Properties, Inc.	69	6,140
Camden Property Trust	61	8,203
Crown Castle International Corp.	215	36,202
Digital Realty Trust, Inc.	145	18,825
Duke Realty Corp.	204	11,210
Equinix, Inc.	47	30,880
Equity Residential	180	13,000
Essex Property Trust, Inc.	36	9,414
Extra Space Storage, Inc.	68	11,568
Healthpeak Properties, Inc.	321	8,317
Iron Mountain, Inc.	163	7,936
Kimco Realty Corp.	324	6,405
Mid-America Apartment Communities, Inc.	68	11,878
Prologis, Inc.	366	43,060
Public Storage	77	24,076
Realty Income Corp.	289	19,727
SBA Communications Corp.	57	18,243
Simon Property Group, Inc.	177	16,801
UDR, Inc.	182	8,379
Ventas, Inc.	217	11,160
Welltower, Inc.	219	18,035
Weyerhaeuser Co.	407	13,480
		437,530
Retail - 5.0%
AutoZone, Inc. (1)	11	23,640
Best Buy Co., Inc.	109	7,106
Chipotle Mexican Grill, Inc. (1)	16	20,916
Costco Wholesale Corp.	218	104,483
Darden Restaurants, Inc.	68	7,692
Dollar General Corp.	122	29,944
Dollar Tree, Inc. (1)	122	19,014
Genuine Parts Co.	72	9,576
Lowe's Company, Inc.	331	57,816
McDonald's Corp.	366	90,358
O'Reilly Automotive, Inc. (1)	35	22,112
Ross Stores, Inc.	185	12,993
Starbucks Corp.	568	43,389
Target Corp.	234	33,048
The Home Depot, Inc.	513	140,700
The TJX Company, Inc.	595	33,231
Tractor Supply Co.	64	12,406
Ulta Beauty, Inc. (1)	31	11,950
Walgreens Boots Alliance, Inc.	383	14,516
Walmart, Inc.	692	84,133
Yum! Brands, Inc.	154	17,480
		796,503
Semiconductors - 4.9%
Advanced Micro Devices, Inc. (1)	804	61,482
Analog Devices, Inc.	260	37,984
Applied Materials, Inc.	432	39,303
Broadcom, Inc.	205	99,591
Intel Corp.	2,017	75,456
KLA Corp.	77	24,569
Lam Research Corp.	72	30,683
Microchip Technology, Inc.	279	16,204
Micron Technology, Inc.	554	30,625
Monolithic Power Systems, Inc.	27	10,369
NVIDIA Corp.	1,217	184,485
NXP Semiconductors NV	139	20,576
QUALCOMM, Inc.	559	71,407
Skyworks Solutions, Inc.	99	9,171
Teradyne, Inc.	85	7,612
Texas Instruments, Inc.	450	69,143
		788,660
Software - 9.5%
Activision Blizzard, Inc.	394	30,677
Adobe, Inc. (1)	232	84,926
Akamai Technologies, Inc. (1)	86	7,854
ANSYS, Inc. (1)	46	11,007
Autodesk, Inc. (1)	115	19,775
Broadridge Financial Solutions, Inc.	57	8,125
Cadence Design Systems, Inc. (1)	148	22,205
Electronic Arts, Inc.	145	17,639
Fidelity National Information Services, Inc.	310	28,418
Fiserv, Inc. (1)	290	25,801
Intuit, Inc.	141	54,347
Microsoft Corp.	3,635	933,577
MSCI, Inc.	44	18,135
Oracle Corp.	783	54,708
Paychex, Inc.	159	18,105
Roper Technologies, Inc.	54	21,311
Salesforce, Inc. (1)	490	80,870
ServiceNow, Inc. (1)	101	48,028
Synopsys, Inc. (1)	77	23,385
Take-Two Interactive Software, Inc. (1)	62	7,597
Tyler Technologies, Inc. (1)	20	6,650
		1,523,140
Telecommunications - 2.2%
Arista Networks, Inc. (1)	118	11,061
AT&T, Inc.	3,528	73,947
Cisco Systems, Inc.	2,065	88,052
Corning, Inc.	381	12,005
Motorola Solutions, Inc.	85	17,816
T-Mobile US, Inc. (1)	296	39,824
Verizon Communications, Inc.	2,062	104,646
		347,351
Transportation - 1.5%
CSX Corp.	1,113	32,344
Expeditors International of Washington, Inc.	96	9,356
FedEx Corp.	127	28,792
Norfolk Southern Corp.	119	27,047
Old Dominion Freight Line, Inc.	52	13,327
Union Pacific Corp.	312	66,543
United Parcel Service, Inc. - Class B	364	66,445
		243,854
Water - 0.1%
American Water Works Co., Inc.	92	13,687
Total Common Stock
(Cost $16,229,350)		15,495,690

Purchased Call Options - 0.1%
CBOE Volatility Index Call Options
Expiration 7/20/2022, Exercise Price $40.00 (3)	268	15,008
Total Purchased Call Options
(Cost $59,228)		15,008

Purchased Put Options - 0.2%
S&P 500 Index Put Options
Expiration 9/16/2022, Exercise Price $3,665.00 (3)	2	26,710
Total Purchased Put Options
(Cost $38,002)		26,710

Short-Term Investments - 1.2%
Money Market Funds - 1.2%
First American Government Obligations Fund - Class X, 1.289% (2)	185,853	185,853
Total Short-Term Investments
(Cost $185,853)		185,853

Total Investments in Securities - 98.5%
(Cost $16,512,433)		15,723,261
Assets in Excess of Other Liabilities - 1.5%		248,311
Total Net Assets - 100.0%		$15,971,572

(1)	Non-income producing security.
(2)	The rate shown is the annualized seven-day effective yield as of June 30, 2022.
(3)	The investment is a holding of Acruence Active Hedge U.S. Equity CFC.
(4)	Does not round to 0.1% or (0.1)%, as applicable.

Summary of Fair Value Exposure at June 30, 2022 (Unaudited)

The Acruence Active Hedge U.S. Equity ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's consolidated investments as of June 30, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock (1)	$15,495,690	$–	$–	$15,495,690
Purchased Call Options	15,008	-	-	15,008
Purchased Put Options	26,710	-	-	26,710
Short-Term Investments	185,853	-	-	185,853
Total Investments in Securities	$15,723,261	$–	$–	$15,723,261

(1) See Consolidated Schedule of Investments for industry breakout.